Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of Goodwill by Group Segment
The gross cost, accumulated amortization and impairment losses of intangible assets at December 31, 2022 and 2021 are as follows:

Balance at December 31, 2022
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	15,837	(8,123)	(164)	7,550
Software	17,158	(14,344)	(14)	2,800
Customer base	5,089	(4,368)	—	721
Trademarks	944	(681)	—	263
Other intangible assets	870	(829)	(2)	39
Intangible assets in process	652	—	(8)	644
Total intangible assets	40,550	(28,345)	(188)	12,017

Balance at December 31, 2021
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	14,456	(7,007)	(121)	7,328
Software	15,442	(12,938)	(10)	2,494
Customer base	4,888	(3,917)	—	971
Trademarks	901	(625)	—	276
Other intangible assets	910	(868)	—	42
Intangible assets in process	614	—	—	614
Total intangible assets	37,211	(25,355)	(131)	11,725
The movement in goodwill assigned to each Group segment was as follows:

2022
Millions of euros	Balance at 12/31/2021	Additions	Disposals	Write-offs	Transfers	Exchange rate impact	Balance at 12/31/2022
Telefónica Spain	4,291	—	—	—	—	—	4,291
Telefónica Brazil	6,278	695	—	—	—	779	7,752
Telefónica Germany	4,386	—	—	—	—	—	4,386
Telefónica Hispam	1,166	—	—	—	—	49	1,215
Others	398	457	—	—	(5)	(23)	827
Total	16,519	1,152	—	—	(5)	805	18,471

2021
Millions of euros	Balance at 12/31/2020	Additions	Disposals	Write-offs	Transfers	Exchange rate impact	Balance at 12/31/2021
Telefónica Spain	4,299	—	(8)	—	—	—	4,291
Telefónica Brazil	6,258	—	(36)	—	—	56	6,278
Telefónica Germany	4,558	—	(172)	—	—	—	4,386
Telefónica Hispam	1,778	—	(137)	(393)	(13)	(69)	1,166
Others	151	297	—	(23)	(37)	10	398
Total	17,044	297	(353)	(416)	(50)	(3)	16,519

Schedule of Allocation of Goodwill to the Different Cash-Generating Units (CGUs)	In order to test for impairment, goodwill was allocated to the different cash-generating units (CGUs), which are grouped into the following reportable operating segments:

Millions of euros	12/31/2022	12/31/2021
Telefónica Spain	4,291	4,291
Telefónica Brazil	7,752	6,278
Telefónica Germany	4,386	4,386
Telefónica Hispam	1,215	1,166
Colombia	135	154
Ecuador	137	129
Chile	652	622
Peru	265	239
Uruguay	23	20
Others T. Hispam	3	2
Other companies	827	398
Telefónica Tech UK & Ireland	429	288
BE-terna	279	—
Others	119	110
TOTAL	18,471	16,519
The discount rates applied to the cash flow projections in 2022 and 2021 for the main CGUs are as follows:

	2022		2021
Discount rate in local currency	Before tax	After-tax	Before tax	After-tax
Spain	9.0%	6.9%	8.5%	6.5%
Brazil	16.4%	12.6%	15.2%	12.0%
Germany	8.0%	5.7%	7.2%	5.2%
The perpetuity growth rates applied to the cash flow projections in 2022 and 2021 for the main CGUs are as follows:

Perpetuity growth rate in local currency	2022	2021
Spain	0.8%	0.8%
Brazil	4.5%	4.5%
Germany	1.0%	1.1%

Schedule of Sensitivity to Changes in Assumptions
The Group performs a sensitivity analysis of the impairment test by considering reasonable changes in the main assumptions used in the test. For the main CGU, the following maximum increases or decreases were assumed, expressed in percentage points:

Changes in key assumptions, In percentage points	Spain	Germany	Brazil
Financial variables
Discount rate	+/-0.5	+/-0.5	+/-1
Perpetuity growth rates	+/-0.25	+/-0.25	+/-0.5
Long-term operating variables
OIBDA Margin	+/-1.5	+/-1.5	+/-2
Ratio of CapEx/Revenues	+/-0.75	+/-0.75	+/-1